Summary of significant accounting policies (Details Narrative)	12 Months Ended
	Dec. 31, 2024 SGD ($)	Dec. 31, 2023 SGD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 SGD ($)
Accounting Policies [Abstract]
Accumulated loss			$ 10,709,118	$ 14,630,797
Foreign currency exchange rate, translation			0.732	0.732
Accumulated loss		$ 546,892
Impairment of long-lived assets	$ 0	$ 0